                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number:
                                               ------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Prides Capital Partners, L.L.C.
Address: 200 High Street; Suite 700
         Boston, MA 02110

Form 13F File Number: 28-
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Murray A. Indick
Title: Managing Member
Phone: 617.778.9200

Signature, Place, and Date of Signing:


/s/ Murray A. Indick    Boston, MA     February 11, 2009
--------------------   -------------   -----------------
[Signature]            [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           7
Form 13F Information Table Value Total:    $101,610
                                        (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number          Name
----   ---------------------------   -------------------------------
       28-
----      ------------------------   -------------------------------

                           FORM 13F INFORMATION TABLE

                                                                                                         Voting Authority
                       Title of            Value    Shares/  SHR or PRN PUT/ Investment                --------------------
    Name of Issuer       Class    Cusip   (X1000)   PRN AMT  AMT SH/PRN CALL Discretion Other Managers Sole   Shared   None
---------------------- -------- --------- ------- ---------- ---------- ---- ---------- -------------- ---- ---------- ----
AMERITRANS CAP CORP    COM      03073H108   2,128    854,700     SH            SHARED                          854,700
ARK RESTAURANTS CORP   COM      040712101   4,125    360,030     SH            SHARED                          360,030
EDIETS.COM             COM      280597105  43,417 12,404,880     SH            SHARED                       12,404,880
HEALTHTRONICS INC      COM      42222L107   8,120  3,608,997     SH            SHARED                        3,608,997
PRINCETON REVIEW INC   COM      742352107   4,971  1,008,273     SH            SHARED                        1,008,273
QC HOLDINGS INC        COM      74729T101   6,398  1,688,349     SH            SHARED                        1,688,349
WASTE SERVICES INC DEL COM NEW  941075103  32,451  4,931,875     SH            SHARED                        4,931,875